Average Annual Total Returns - Service and Premier Shares - NORTHERN INSTITUTIONAL TREASURY PORTFOLIO - Premier Shares	InceptionDate	1 Year	SinceInception
Total	Aug. 01, 2016	0.37%	1.11%